Other Payables And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities [Abstract]
Schedule Of Other Payables And Accrued Expenses

	December 31,
	2014	2013
Payroll and related expenses	$153,496	$159,840
Provision for vacation pay (1)	48,314	52,265
Provision for income tax, net of advances	34,190	22,745
Other income tax liabilities	3,100	18,321
Value added tax (“VAT”) payable	18,333	14,121
Provision for royalties	34,467	31,369
Provision for warranty	205,020	188,285
Derivative instruments	40,313	4,766
Deferred income tax, net	3,237	278
Provision for losses on long-term contracts (2)	50,203	50,942
Other (3)	168,087	177,612
	$758,760	$720,544

(1)	Long-term provision for vacation pay as of December 31, 2014 and 2013 was $24,661 and $27,987, respectively, included in other long-term liabilities.

(2)	Includes a provision of $4,949 as of December 31, 2014 and 2013, related to the cessation of a program with a foreign customer (See Note 1(C)).

(3)
Includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.